CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues:
Merchandise sales	$ 546,384	$ 413,050	$ 209,059
Marketplace services	86,535	69,946	24,165
Total net revenues	632,919	482,996	233,224
Cost of revenues	(382,719)	(283,317)	(148,541)
Gross profit	250,200	199,679	84,683
Operating expenses:
Fulfillment expenses	(70,775)	(59,228)	(28,884)
Marketing expenses	(81,277)	(52,151)	(36,484)
Technology and content expenses	(22,090)	(10,023)	(4,416)
General and administrative expenses	(16,690)	(40,013)	(4,761)
Total operating expenses	(190,832)	(161,415)	(74,545)
Income from operations	59,368	38,264	10,138
Other income/(expenses):
Interest income	13,381	916	199
Others, net	9,184	127	(93)
Income before tax	81,933	39,307	10,244
Income tax expenses	(15,973)	(14,303)	(2,140)
Net income	65,960	25,004	8,104
Net income attributable to noncontrolling interests	(36)
Net income attributable to Jumei International Holding Limited	65,924	25,004	8,104
Accretion to preferred share redemption value	(755)	(1,795)	(1,688)
Income allocation to participating Redeemable Preferred Shares	(9,127)	(7,403)	(1,292)
Net income attributable to Jumei's ordinary shareholders	56,042	15,806	5,124
Net income	65,960	25,004	8,104
Foreign currency translation adjustment, net of nil tax	143	1,101	37
Total comprehensive income	66,103	26,105	8,141
Comprehensive income attributable to noncontrolling interests	(35)
Comprehensive income attributable to Jumei International Holding Limited	$ 66,068	$ 26,105	$ 8,141
Net income per share attributable to Jumei's ordinary shareholders
Basic	$ 0.49	$ 0.27	$ 0.10
Diluted	$ 0.45	$ 0.19	$ 0.06
Weighted average shares outstanding used in computing net income per share attributable to Jumei's ordinary shareholders
Basic	115,090,686	59,475,739	50,070,659
Diluted	125,217,054	83,196,788	83,672,986
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Net income per share attributable to Jumei's ordinary shareholders
Basic	$ 0.49	$ 0.27	$ 0.10
Diluted	$ 0.45	$ 0.19	$ 0.06